CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
December 31, 2020 at Dec. 31, 2019	$ 86,476	$ 0	$ 1,355,542	$ (2,241,305)	$ 0	$ (799,287)
Balance at beginning (in shares) at Dec. 31, 2019	86,475,673	0
Issuance of warrants			145,438			145,438
Exercise of warrants	$ 750		(750)
Exercise of warrants	750,000
Options issued and vested – 2010/2021 Plan			18,460			18,460
Net of Shares issued to BoD, Mgmnt & related party – 2010/2021 Plan	$ 8,875		31,982			40,857
Shares issued to BoD - 2010 Plan, shares	8,875,000
Shares issued to Consultants – 2010/2021 Plan	$ 1,000		186,550			187,550
Shares issued to Consultants - 2010 Plan, shares	1,000,000
Debt premium on convertible note			(937,007)			(937,007)
Debt premium accretion			961,128			961,128
Shares issued for conversion of principal and accrued interest	$ 350		33,782			34,132
Common Stock issued for conversion of convertible notes and accrued interest	350,000
Non-controlling interest					950,000	950,000
Net loss attributable to the non-controlling interest					(61,909)	(61,909)
Net loss				(2,480,618)		(2,480,618)
December 31, 2021 at Dec. 31, 2020	$ 97,451	$ 0	1,795,125	(4,721,923)	888,091	$ (1,941,256)
Balance at ending (in shares) at Dec. 31, 2020	97,450,673	0				272,000
Issuance of warrants
Options issued and vested – 2010/2021 Plan			14,490			14,490
Net of Shares issued to BoD, Mgmnt & related party – 2010/2021 Plan	$ 4,811		143,259			148,070
Shares issued to BoD - 2010 Plan, shares	4,811,309
Shares issued to Consultants – 2010/2021 Plan	$ 2,893		406,459			409,352
Shares issued to Consultants - 2010 Plan, shares	2,893,600
Common Stock issued for conversion of convertible notes and accrued interest	930,864
Net loss attributable to the non-controlling interest					(496,297)	(496,297)
Net loss		$ 0		(4,031,745)		(4,031,745)
Common Stock issued for conversion of convertible notes and accrued interest	$ 931		120,111			121,042
Forgiveness of debt by Mgmnt and related party			2,007,187			2,007,187
Conversion of subsidiary shares	$ 4,755		1,395,245		(1,400,000)
Conversion of subsidiary shares	4,754,552
Subsidiary shares acquired by affiliate					10,500	10,500
Subsidiary stock options					450	450
Subsidiary stock transactions					600,000	600,000
December 31, 2021 at Dec. 31, 2021	$ 110,841	$ 0	$ 5,881,876	$ (8,753,668)	$ (397,256)	$ (3,158,207)
Balance at ending (in shares) at Dec. 31, 2021	110,840,998	0				272,000